Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Operating revenues
Oil and gas sales	$ 99,707	$ 68,625	$ 303,370	$ 188,184
Other revenues	639	226	1,610	673
Total operating revenues	100,346	68,851	304,980	188,857
Operating costs and expenses
Lease operating	11,244	7,761	33,635	19,308
Production taxes	4,983	3,469	14,919	9,103
Exploration	266	853	3,278	1,458
Depletion, depreciation and amortization	47,965	30,529	130,521	82,552
Accretion of discount	206	170	573	434
General and administrative (including non-cash compensation expense)	6,925	13,974	18,723	25,611
Total operating expenses	71,589	56,756	201,649	138,466
Operating income	28,757	12,095	103,331	50,391
Other income (expense)
Interest expense	(11,849)	(7,148)	(34,659)	(23,427)
Net gain (loss) on commodity derivatives	41,163	(20,728)	(9,785)	4,444
Gain (loss) on sales of assets	30	(55)	97	(30)
Other income (expense), net	29,344	(27,931)	(44,347)	(19,013)
Income (loss) before income tax	58,101	(15,836)	58,984	31,378
Income tax provision expense (benefit)	5,871	(344)	6,550	(93)
Net income (loss)	52,230	(15,492)	52,434	31,471
Net income (loss) attributable to non-controlling interests	42,701	(14,623)	42,879	32,340
Net income (loss) attributable to controlling interests	$ 9,529	$ (869)	$ 9,555	$ (869)
Earnings per share:
Basic (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Diluted (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Weighted average shares outstanding:
Basic (in shares)	12,508	12,500	12,503	12,500
Diluted (in shares)	12,573	12,500	12,540	12,500